17010130

Nasdaq Stock Market

William Slattery, CFA
Vice President
Listing Qualifications

Received SEC

MAR 10 2017

Washington, DC 20549

CERT NAS

File No. 001-38012

Electronic Mail Only

March 10, 2017

Mr. Jeffrey Thomas
Chief, IT Services
Division of Corporation Finance
U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Dear Mr. Thomas:

This is to certify that on February 27, 2017 The Nasdaq Stock Market (the "Exchange") received from PORTO HOLDCO B.V. (the "Registrant") a copy of the Registrant's application on Form 8-A 12(b) for the registration of the following securities:

Ordinary shares, nominal value €0.10 per share

Warrants, each exercisable for one-third of one
ordinary share at an exercise price of $11.50 per ordinary share

We further certify that the securities described above have been approved by the Exchange for listing and registration upon official notice of issuance.

We understand that the Registrant is seeking immediate acceleration of the effective date of registration, and we hereby join in such request.

Sincerely,

William Slattery